Commitments And Contingencies (Schedule Of Minimum Lease Payments Under Noncancelable Operating Leases) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 2.7
2017	2.1
2018	1.8
2019	1.8
2020	1.7
Thereafter	1.0
Total	$ 11.1